Finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest on loans	$ 44,335,420	$ 44,852,043	$ 45,482,028
Loan prepayment fees	1,971,555	1,544,113	4,781,465
Total	$ 46,306,975	$ 46,396,156	$ 50,263,493